Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2025	2024
Trading assets	55,730	72,897
Non-trading derivatives	1,657	2,463
Designated at fair value through profit or loss	3,448	5,740
Mandatorily measured at fair value through profit or loss	72,322	56,481
	133,157	137,580

Summary of exposure to (reverse) repurchase agreements	ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2025	2024
Reverse repurchase transactions
Loans and advances to banks	6,836	10,777
Loans and advances to customers	3,866	3,471
Trading assets, loans and receivables	1,574	12,033
Loans and receivables mandatorily measured at fair value through profit or loss	68,469	53,393
	80,746	79,675
Repurchase transactions
Deposits from banks	330	33
Customer deposits	182	1
Trading liabilities, funds on deposit	31	5,269
Funds entrusted designated and measured at fair value through profit or loss	46,211	38,420
	46,755	43,723

Summary of trading assets

Trading assets by type
in EUR million	2025	2024
Equity securities	21,272	20,717
Debt securities	8,120	10,080
Derivatives	24,346	29,805
Loans and receivables	1,991	12,295
	55,730	72,897

Summary of non-trading derivatives

Non-trading derivatives by type
in EUR million	2025	2024
Derivatives used in
- fair value hedges	578	617
- cash flow hedges	459	158
- hedges of net investments in foreign operations	68	82
Other non-trading derivatives	550	1,606
	1,657	2,463

Designated as at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2025	2024
Debt securities	2,330	4,718
Loans and receivables	1,118	1,022
	3,448	5,740

Summary of financial instruments by type

Mandatorily at fair value through profit or loss by type
in EUR million	2025	2024
Equity securities	310	228
Debt securities	769	789
Loans and receivables	71,243	55,464
	72,322	56,481